BORROWING, FINANCING AND DEBENTURES - Schedule Of Changes In Balances Of Borrowings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning	R$ 13,822,913		R$ 10,786,374
Acquisition of subsidiary			7,250,735
New borrowings and financing	6,425,565	[1]	1,354,765	R$ 5,346,145
Repayment	(7,989,607)	[2]	(8,483,892)	(2,643,575)
Appropriation of financial charges	661,429		1,029,705
Financial charges payment	(783,935)		(1,293,094)
Exchange variation (unrealized)	252,190		973,442
Exchange variation (realized)			35,429
Translation effects (other comprehensive income)	328,277		2,169,449
Balance at ending	R$ 12,716,832		R$ 13,822,913	R$ 10,786,374

[1]	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the Company of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 20.1.iv) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 20.1.iii).
[2]	The repayment made in the year ended December 31, 2021 mainly refer to the early redemption of the Company’s Notes in the amount of USD 750 million (corresponding to roughly R$4.0 billion, carried out in May 2021 (see note 20.1.iii)) and to the settlements of the 2nd series of the 7th issue of debentures in the amount of R$1,827 million and of the 2nd series of the 9th issue of debentures in the amount of R$308 million, both carried out in September 2021. In addition, on April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500,000 of the Company and R$250,000 of the subsidiary Natura Cosméticos.